STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCK OPTIONS AND WARRANTS
NOTE 9 - STOCK OPTIONS AND WARRANTS

NOTE 9 - STOCK OPTIONS AND WARRANTS

Stock Options

On February 10, 2021 the Company granted to a director 20,000 options to purchase common stock, exercisable at $6.75 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over three years with the first portion vesting on May 10, 2021. The options have been valued at $134,986 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $11,249 and $17,549 related to the options during the three and nine months ended September 30, 2021, respectively. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 354%, (3) risk-free interest rate of 0.8%, (4) expected term of 5 years.

On March 9, 2021 the Company granted to employees an aggregate of 159,000 options to purchase common stock, exercisable at $8.625 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over one year, with the first portion vesting on September 9, 2021. The options have been valued at $1,371,231 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $342,808 and $428,510 related to the options during the three and nine months ended September 30, 2021, respectively. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 346%, (3) risk-free interest rate of 0.8%, (4) expected term of 5 years.

On March 24, 2021 the Company granted to a director 20,000 options to purchase common stock, exercisable at $8.125 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over three years, with the first portion vesting on September 24, 2021. The options have been valued at $162,491 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $13,541 and $14,669 related to the options during the three and nine months ended September 30, 2021, respectively. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 359%, (3) risk-free interest rate of 0.83%, (4) expected term of 5 years.

On May 5, 2021 the Company granted to employees an aggregate of 11,800 options to purchase common stock, exercisable at $8.125 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over one year, with the first portion vesting on August 8, 2021. The options have been valued at $95,925 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $15,988 related to the options during the three and nine months ended September 30, 2021. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 350%, (3) risk-free interest rate of 0.8%, (4) expected term of 5 years.

On May 5, 2021 the Company granted to employees an aggregate of 12,000 options to purchase common stock, exercisable at $8.125 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over two years, with the first portion vesting on August 8, 2021. The options have been valued at $97,551 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $8,129 related to the options during the three and nine months ended September 30, 2021. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 350%, (3) risk-free interest rate of 0.8%, (4) expected term of 5 years.

On May 5, 2021 the Company granted to consultants an aggregate of 16,600 options to purchase common stock, exercisable at $8.125 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over one year, with the first portion vesting on August 8, 2021. The options have been valued at $134,946 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $22,491 related to the options during the three and nine months ended September 30, 2021. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 350%, (3) risk-free interest rate of 0.8%, (4) expected term of 5 years.

On May 5, 2021 the Company granted to consultants an aggregate of 8,800 options to purchase common stock, exercisable at $8.125 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options vested immediately upon issuance. We have recorded compensation expense of $71,538 related to the options during the three and nine months ended September 30, 2021. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 350%, (3) risk-free interest rate of 0.8%, (4) expected term of 5 years.

On June 30, 2021 the Company granted to an employee 29,000 options to purchase common stock, exercisable at $4.50 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of one year. The options vested immediately upon issuance. We have recorded compensation expense of $65,315 related to the options during the three and nine months ended September 30, 2021. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 135%, (3) risk-free interest rate of 0.07%, (4) expected term of 1 year.

On July 8, 2021 the Company granted to employees an aggregate of 110,000 options to purchase common stock, exercisable at $4.96 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over two years, with the first portion vesting on October 8, 2021.

On August 26, 2021, the Company granted to an employee 25,050 options to purchase common stock, exercisable at $3.96 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over four years, with a one year cliff, with the first portion vesting on August 26, 2022.

On August 31, 2021, the Company granted to a consultant 35,000 options to purchase common stock, exercisable at $4.05 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options vested 50% after 60 days and 50% after 180 days, with the first portion having vested on October 31, 2021.

On August 31, 2021, the Company granted to an employee 10,000 options to purchase common stock, exercisable at $4.05 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over two years, with the first portion vesting on November 30, 2021.

On August 31, 2021, the Company granted to an employee 25,000 options to purchase common stock, exercisable at $4.05 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over four years, with a one year cliff, with the first portion vesting on August 31, 2022.

On September 1, 2021, the Company granted to a consultant 300,000 options to purchase common stock, exercisable at $4.65 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options vested 25% at grant date on September 1, 2021 and 75% on March 1, 2023.

On September 6, 2021, the Company granted to an employee 100,000 options to purchase common stock, exercisable at $4.65 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options were vested at grant date on September 6, 2022.

On September 10, 2021, the Company granted to an employee 7,500 options to purchase common stock, exercisable at $3.96 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over two years, with the first portion vesting on December10, 2021.

On September 10, 2021, the Company granted to employees 349,000 options to purchase common stock, exercisable at $3.96 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over two years, with a one year cliff, with the first portion vesting on September 10, 2022.

On September 10, 2021, the Company granted to employees 274,500 options to purchase common stock, exercisable at $3.96 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over four years, with the first portion vesting on December 10, 2021.

On September 13, 2021, the Company granted to employees 200,000 options to purchase common stock, exercisable at $4.59 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over two years, with a one year cliff, with the first portion vesting on September 10, 2022.

On September 13, 2021, the Company granted to an employee 50,000 options to purchase common stock, exercisable at $3.97 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over four years, with the first portion vesting on December 13, 2021.

The fair values of stock options granted during the three months ended September 30, 2021 were estimated using Black-Sholes option-pricing model with the following assumptions:

September 30, 2021
Risk-free interest rates	0.74%-0.84%
Expected life (in years)	5.00
Expected volatility	295%-325%
Dividend yield	0.00%

During the three and nine months ended September 30, 2021, we recorded $1,564,091 and $2,729,160 of compensation expense, respectively related to stock options.

A summary of the status of the Company’s stock options as of September 30, 2021 and December 31, 2020, and changes during the periods are presented below:

		Wtd. Avg.
		Exercise
	Options	Price
Outstanding at December 31, 2019	349,368	$4.41
Granted	326,930	2.24
Exercised	-	-
Expired or cancelled	-	-
Balance, December 31, 2020	676,298	3.36
Granted during the period	1,765,250	4.87
Exercised during the period	-	-
Terminated/Expired during the period	(79,158)	6.87
Balance, September 30, 2021	2,362,390	$4.61
Exercisable at September 30, 2021	497,284	$3.92

As of September 30, 2021, there was approximately $7,350,580 of unrecognized compensation cost related to non-vested stock options which vest over time and is expected to be recognized over a period of three years, as follows: 2021, $1,615,438; 2022, $3,187,401; 2023, $1,703,333; 2024, 503,793; and 2025, 304,616. The intrinsic value of options outstanding is $(2,983,253) at September 30, 2021 and the intrinsic value of options exercisable is $(285,408) at September 30, 2021.

The following table summarizes the options outstanding and exercisable for the shares of the Company’s common stock as at September 30, 2021.

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Exercisable	Number Exercise Price	Weighted Average
$1.00 - $2.00	35,869	2.45	$1.44	35,869	$1.44
$2.56	190,468	2.59	$2.56	190,468	$2.56
$3.00 - $4.00	797,419	4.47	$3.91	76,946	$3.63
$4.00 - $5.00	943,000	4.69	$4.60	129,000	$4.62
$6.00 - $7.00	212,934	3.55	$6.30	13,767	$6.37
$8.00 - $9.00	180,200	4.55	$8.43	48,733	$8.41
$16.00	2,500	1.39	$16.00	2,500	$16.00
	2,362,390			497,283

Warrants

Placement Agent Warrants

On January 5, 2021 and January 20, 2021, the Company issued 28,125 and 111,825 common stock warrants respectively for a total of 139,950 warrants with an exercise price of $5.00. On July 2, 2021, the 139,950 warrants were reduced to 36,364 with an exercise price of $6.25. See "Convertible Debenture Warrants and Placement Agent Warrants” below.

Note Holder Warrants

On January 5, 2021, January 20, 2021 and February 3, 2021, the Company issued 140,625, 559,125, and 70,996 common stock warrants respectively for a total of 770,746 warrants with an exercise price of $5.00. On July 2, 2021, the 770,746 warrants were increased to 772,303 with an exercise price of $5.00. See "Convertible Debenture Warrants and Placement Agent Warrants” below

Pre-Funded Warrants

On July 2, 2021 the Company issued a pre-funded warrant to purchase 587,945 shares of common stock to one previous Series D holder. The warrants have an exercise price of $.01. The Company determined the pre-funded warrant qualified for equity accounting, and is included in stockholders’ equity (deficit) as common stock to be issued at September 30, 2021. See

Warrants for underwritten public offering

Effective July 2, 2021, we closed an upsized underwritten public offering of 2,400,000 units at a price to the public of $5.00 per unit, for gross proceeds of $12,000,000 before deducting underwriting discounts and offering expenses. Each unit consists of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $5.50 per share. The common stock and warrants were immediately separable from the units and were issued separately.

Underwriter Warrants

Underwriters purchased 360,000 warrants at a price of $0.01 per share and closed the sale of an additional 360,000 shares of common stock at a price of $4.99 per share less underwriting discounts and commissions, pursuant to the exercise of the underwriter's over-allotment option in connection with the underwritten public offering that closed on July 2, 2021.

Representative Warrants

On July 2, 2021 the Company issued 240,000 Representative warrants with an exercise price of $6.25 in conjunction with the underwritten public offering.

Warrants upon conversion of Convertible Debentures

On July 2, 2021, the Company issued 1,489,596 common stock warrants with an exercise price of $5.50 in conjunction with the conversion of all $5,588,359 of convertible debentures outstanding, $115,593 of accrued interest through July 2, 2021 and a penalty amount of $253,767 on the convertible debentures issued in May/September 2020 (as discussed previously in Note 8 under Common Stock).

Warrants for Service

On April 1, 2021, the Company issued 20,000 warrants to a consultant with an exercise price of $5.00.

Warrants Recorded as Derivative Liabilities

Series D Preferred Stock Warrants

The Company identified embedded features in the warrants issued with Series D Preferred Stock in 2019 and 2020 which caused the warrants to be classified as a derivative liability. These embedded features included the right for the holders to request for the Company to cash settle the warrants to the holder by paying to the holder an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the warrants on the date of the consummation of a fundamental transaction, as defined in the warrant instrument. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as a derivative as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

During the three and nine months ended September 30, 2021, the Company recorded other expense of $211,614 and other income of $1,886,212, respectively, related to the change in the fair value of the derivative. On July 2, 2021, the Series D warrants were exchanged for 522,108 shares of common stock and consequently the embedded derivative was eliminated and $2,404,182 of derivative liability was reclassified to paid in capital.

Convertible Debenture Warrants and Placement Agent Warrants

The Company identified embedded features in the warrants issued with the convertible debt and the placement agent warrants in 2020 and 2021 (see Note 7) and which caused the warrants to be classified as a derivative liability. These embedded features included the right for the holders to request for the Company to cash settle the warrants to the holder by paying to the holder an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the warrants on the date of the consummation of a fundamental transaction, as defined in the warrant instrument. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as a derivative as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

As of the issuance date of the 2021 Debenture warrants, the Company determined a fair value of $5,040,080 for the 770,746 warrants. The fair value of the warrants was determined using the Black-Scholes Model based on a risk-free interest rate of 0.17% - 0.19%, an expected term of 3 years, an expected volatility of 215% - 216% and a 0% dividend yield. Of this amount, $1,454,097 was recorded as debt discount (see Note 7) and $3,585,983 was charged to expense as initial derivative expense.

As of the issuance date of the 2021 placement agent warrants, the Company determined a fair value of $919,979 for the 139,950 warrants. The fair value of the warrants was determined using the Black-Scholes Model based on a risk-free interest rate of 0.17% -0.19%, an expected term of 3 years, an expected volatility of 215% and a 0% dividend yield. The value of $919,979 has been recorded as a debt discount for debt cost (see Note 7). In July 2021, we amended the debenture agreement and reduced the number of placement agent warrants from 139,950 to 36,364.

During the three and nine months ended September 30, 2021, the Company recorded other expense of $676,177 and other income of $5,429,368, respectively, related to the change in the fair value of the derivative. As a result of amendments to the 2020 and 2021 debenture warrants and placement agent warrants on July 2, 2021, the derivative feature of the warrants was eliminated and $7,405,224 of derivative liability was reclassified to paid in capital.

The number of placement agent warrants issued in 2020 and 2021 was reduced in July 2021, from 287,606 to 72,728, and the exercise price was increased to $6.25.

		Weighted
		Average
		Exercise
	Warrants	Price per
	Outstanding	Share
Outstanding at December 31, 2019	470,939	4.80
Issued	2,223,438	2.01
Cancelled pursuant to modification	(479,533)	4.80
Reissued pursuant to modification	1,438,599	1.60
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2020	3,653,443	1.84
Issued	6,008,237	4.18
Cancelled pursuant to modification	(2,457,213)	2.03
Exchanged for common stock	(522,108)	2.60
Exercised	-	-
Expired or cancelled	-	-
Outstanding at September 30, 2021	6,682,359	3.92

NOTE 11 — STOCK OPTIONS AND WARRANTS

Stock Options

2014 Equity Incentive Plan

The 2014 Equity Compensation Plan (“2014 Plan”) is administered by the Board and provides for the issuance of up to 2,554 shares of common stock. Under our 2014 Plan, we may grant stock options, restricted stock, stock appreciation rights, restricted stock units, performance units, performance shares and other stock based awards. As of December 31, 2020 no awards are outstanding under the 2014 Plan. The Company does not anticipate granting any awards under the 2014 plan in the future.

2017 Equity Incentive Plan

In October 2017, our Board and shareholders authorized the 2017 Equity Incentive Plan (the “2017 Plan”), covering 190,000 shares of common stock. In December 2019, the number of shares authorized under the 2017 Plan was increased to 439,584 shares. The purpose of the 2017 Plan is to advance the interests of the Company and our related corporations by enhancing the ability of the Company to attract and retain qualified employees, consultants, officers, and directors, by creating incentives and rewards for their contributions to the success of the Company and its related corporations. The 2017 Plan is administered by our Board or by the Compensation Committee. The following awards may be granted under the 2017 Plan:

●	incentive stock options (“ISOs”)

●	non-qualified options (“NSOs”)

●	awards of our restricted common stock

●	stock appreciation rights (“SARs”)

●	restricted stock units (“RSUs”)

Any option granted under the 2017 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant and not less than $4.00 per share, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The exercise price of any NSO granted under the 2017 Plan is determined by the Board at the time of grant, but must be at least equal to fair market value on the date of grant. The term of each plan option and the manner in which it may be exercised is determined by the Board or the Compensation Committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant. The terms of any other type of award under the 2017 Plan is determined by the Board at the time of grant. Subject to the limitation on the aggregate number of shares issuable under the plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person.

In May 2020, the number of shares authorized for issuance under the Company’s 2017 Equity Incentive Plan was increased to 685,600 shares. In June 2020, the number of shares authorized for issuance under the Company’s 2017 Equity Incentive Plan was further increased to 1,108,000 shares. In December 2020, the number of shares authorized for issuance under the Company’s 2017 Equity Incentive Plan was further increased to 1,308,000 shares.

Stock Options

In February 2019, the Company granted to its Executive Chairman an aggregate of 17,370 options to purchase common stock, exercisable at $8.80 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options vested on August 4, 2020. The award has been valued at $149,730 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $58,228 and $91,502 related to the options during the years ended December 31, 2020 and 2019, respectively. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 397%, (3) risk-free interest rate of 2.54%, (4) expected term of 1.5 years.

In May 2019, the Company granted to its Executive Chairman five-year options to purchase 180,468 common shares at $16.00 per share, which options shall vest subject to serving as Executive Chairman on November 14, 2020. The award has been valued at $2,217,952 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $1,293,805 and $924,147 related to the award during the years ended December 31, 2020 and 2019, respectively. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 220%, (3) risk-free interest rate of 2.26%, (4) expected term of 1.5 years.

In August 2019, the Company granted to five nonemployee advisors an aggregate of 12,500 options to purchase common stock, exercisable at $7.88 per share, under the terms of the 2017 Plan. The options have a term of five years. The options vest in full on May 23, 2020, subject to continued service as an advisor to the Company as of the vesting date. The awards have been valued at $98,500 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $47,987 and $50,513 related to the options during the years ended December 31, 2020 and 2019, respectively. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 427%, (3) risk-free interest rate of 1.68%, (4) expected term of five years.

In December 2019, the Company granted to eight officers and directors an aggregate of 120,531 options to purchase common stock, exercisable at $3.63 per share, under the terms of the 2017 Plan. The options have a term of three years. The options vest one third upon grants, one third on the first grant date anniversary and one third on the second grant date anniversary, subject to continued service by the directors and officers of the Company in their respective capacities as of each applicable vesting date. The awards have been valued at $435,969 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $145,323 and $148,118 related to the options during the year ended December 31, 2020 and 2019, respectively. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 354%, (3) risk-free interest rate of 1.67%, (4) expected term of three years.

On May 14, 2020 the Company granted to its current Chief Financial Officer 10,435 options to purchase common stock, exercisable at $6.25 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest in six equal monthly installments on the last calendar day of each calendar month, with the first portion vesting on May 31, 2020, subject to serving as the Chief Financial Officer of the Company on each applicable vesting date, provided that the options shall vest in full upon the listing of the Company’s securities on NYSE American or the Nasdaq Capital Market. The award has been valued at $65,210 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $65,210 related to the options during the year ended December 31, 2020. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 344%, (3) risk-free interest rate of 0.31%, (4) expected term of 5 years.

On May 14, 2020 the Company granted to its current Chief Financial Officer 172,501 options to purchase common stock, exercisable at $6.25 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest over a two-year period in equal quarterly installments on the last day of each calendar quarter, with the first portion vesting on the last day of the calendar quarter during which the Company’s securities begin trading on NYSE American or the Nasdaq Capital Market, subject to serving as the Chief Financial Officer of the Company on each applicable vesting date. The award has been valued at $1,077,999 using the Black Sholes model and compensation expense will be recorded over the estimated vesting period. We have recorded compensation expense of $234,348 related to the options during year ended December 31, 2020. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 344%, (3) risk-free interest rate of 0.31%, (4) expected term of 5 years.

On May 14, 2020 the Company granted to a consultant 10,000 options to purchase common stock, exercisable at $6.25 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of one year. The options vested in full upon completion of a certain project, which occurred in the third quarter of 2020. The award has been valued at $49,304 using the Black Sholes model and compensation expense will be recorded over the estimated vesting period. We have recorded compensation expense of $49,304 related to the options during the year ended December 31, 2020. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 250%, (3) risk-free interest rate of 0.15%, (4) expected term of 1 year.

On July 7, 2020 the Company granted to Chad MacRae, Senior Vice President Recruiters on Demand, 100,000 options to purchase common stock, exercisable at $4.63 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest in twelve equal monthly installments on the last calendar day of each calendar month, with the first portion vesting on July 31, 2020, subject to continued employment with the Company. The award has been valued at $462,447 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $231,224 to the options during the year ended December 31, 2020. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 345%, (3) risk-free interest rate of 0.31%, (4) expected term of 5 years. Pursuant to his employment agreement, upon attaining a performance condition, and subject to Board approval, Mr. MacRae will be issued an additional 100,000 options with an exercise price determined at the date of satisfaction of the performance condition. These additional options, if issued, will vest quarterly over two years.

On October 1, 2020 the Company granted to a director 20,000 options to purchase common stock, exercisable at $5.00 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over three years with the first vesting on date of grant. The award has been valued at $79,990 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $13,332 related to the options during the year ended December 31, 2020. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 345%, (3) risk-free interest rate of 0.27%, (4) expected term of 5 years.

On November 9, 2020 the Company granted to an employee 14,000 options to purchase common stock, exercisable at $4.63 per share, under the terms of the 2017 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over three years. The award has been valued at $64,743 using the Black Sholes model and compensation expense will be recorded over the vesting period. We have recorded compensation expense of $4,586 related to the options during the year ended December 31, 2020. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 345%, (3) risk-free interest rate of 0.44%, (4) expected term of 5 years.

During the years ended December 31, 2020 and 2019, we recorded $11,110 and $54,738 of compensation expense, respectively, related to stock options granted in 2018.

Stock option activity for the two years ended December 31, 2020 is as follows:

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2018	30	$10,924.00
Assumed in recapitalization	35,894	11.88
Cancelled in recapitalization	(30)	10,924.00
Granted post-recapitalization	313,499	10.93
Granted	-	-
Exercised	-	-
Expired or cancelled	(25)	70.00
Outstanding at December 31, 2019	349,368	11.03
Granted	326,936	5.60
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2020	676,304	$8.40
Exercisable at December 31, 2020	381,293	$10.68

As of December 31, 2020, there was approximately $1,344,000 of total unrecognized compensation cost related to non-vested stock options which vest over time and is expected to be recognized over a period of three years, as follows: 2021, $808,000; 2022, $429,000 and 2023, $107,000. The intrinsic value of options outstanding is $1,426,230 at December 31, 2020 and the intrinsic value of options exercisable is $603,819 at December 31, 2020.

The following table summarizes the options outstanding and exercisable for the shares of the Company’s common stock as at December 31, 2020.

				Options Exercisable
	Number Outstanding	Weighted Average Remaining Contractual Life(Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.50-$500.00	254,530	3.35	$4.175	132,020	$4.03
$6.25	192,936	4.16	$6.25	20,435	$6.25
$ 7.50-$10.00	29,870	3.30	$8.425	29,870	$8.43
$12.00	6,000	2.49	$12.00	6,000	$12.00
$16.00	192,968	3.29	$16.00	192,968	$16.00
	676,304			381,293

Warrants and Warrant Derivative Liabilities

In connection with the sale of Series A and Series A-1 Preferred Stock prior to the completion of the March 31, 2019 Merger, RGI issued an aggregate of 900,000 common stock purchase warrants to the purchasers of the preferred stock. The warrants were exercisable any time on or after 90 days after the issuance date at an exercise price of $2.00 and expire on September 1, 2023. The exercise price and number of warrants were subject to adjustment in the event of stock splits, stock dividends or reverse splits and issuances of securities at prices below the prevailing conversion price of the warrants. Pursuant to and just prior to the completion of the Merger these warrants were exchanged for newly issued Series D Preferred Stock (see Notes 8 and 10).

In 2019 in conjunction with the sale of Series D Preferred Stock, the Company issued 188,376 five-year warrants with an exercise price of $12.00 subject to adjustment (see note 10).

Series D Preferred Stock Warrants

As discussed below, the Company issued an aggregate 889,376 warrants in 2020 in connection with the sale of Series D preferred shares and convertible debentures, including placement agent fees.

The Company identified embedded features in the warrants issued with Series D Preferred Stock in 2019 and 2020 which caused the warrants to be classified as a derivative liability. These embedded features included the right for the holders to request for the Company to cash settle the warrants to the holder by paying to the holder an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the warrants on the date of the consummation of a fundamental transaction, as defined in the warrant instrument. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as a derivative as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

As of the issuance date of the unit warrants issued in 2020 in connection with the sale of Series D Preferred Stock (See Note 10), the Company determined a fair value for the derivative liability of $26,465 for the 3,438 warrants, which has been charged to paid in capital. The fair value of the warrants was determined using the Black-Scholes Model based on a risk-free interest rate of 0.34%, an expected term of 5 years, an expected volatility of 344% and a 0% dividend yield.

As a result of the sale of convertible notes and warrants as described in Note 9, the number and exercise price of the Series D Preferred Stock warrants outstanding was adjusted due to anti-dilution provisions in the warrants. The exercise price was reduced to $4.00 from $12.00 and the number of warrants was increased from 191,814 to 575,440. We have recorded an expense for the change in derivative value due to the anti-dilution adjustments of $2,642,175 as a result of the trigger of the anti-dilution provision.

During the years ended December 31, 2020, and 2019 the Company recorded other expense of $1,382,782 and other income of $1,138,604, respectively, related to the change in the fair value of the derivative. The fair value of the derivative was $4,663,464 as of December 31, 2020, determined using the Black Scholes model based on a risk-free interest rate of 0.17% - 0.36%, an expected term of 3.2 – 4.4 years, an expected volatility of 230 - 340% and a 0% dividend yield. The fair value of the derivative was $612,042 as of December 31, 2019, determined using a binomial model based on a risk-free interest rate of 1.655%, an expected term of 4.25 – 4.42 years, an expected volatility of 359 - 366% and a 0% dividend yield.

Convertible Debenture Warrants and Placement Agent Warrants

The Company identified embedded features in the warrants issued with the convertible debt and the placement agent warrants in 2020 (see Note 9) which caused the warrants to be classified as a derivative liability. These embedded features included the right for the holders to request for the Company to cash settle the warrants to the holder by paying to the holder an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the warrants on the date of the consummation of a fundamental transaction, as defined in the warrant instrument. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as a derivative as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

As of the issuance date of the Debenture warrants, the Company determined a fair value of $4,665,877 for the 738,282 warrants. The fair value of the warrants was determined using the Black-Scholes Model based on a risk-free interest rate of 0.22%, an expected term of 2.93 – 3 years, an expected volatility of 252% - 341% and a 0% dividend yield. Of this amount, $1,325,323 was recorded as debt discount (see Note 8) and $3,340,554 was charged to expense as initial derivative expense.

As of the issuance date of the placement agent warrants, the Company determined a fair value of $933,177 for the 147,657 warrants. The fair value of the warrants was determined using the Black-Scholes Model based on a risk-free interest rate of 0.22%, an expected term of 2.93 – 3 years, an expected volatility of 252% - 341% and a 0% dividend yield. The value of $933,177 has been recorded as debt cost (see Note 8).

During the year ended December 31, 2020, the Company recorded other expense of $1,275,479 related to the change in the fair value of the derivative. The fair value of the derivative was $6,874,533 as of December 31, 2020, determined using the Black Scholes model based on a risk-free interest rate of 0.15%, an expected term of 2.4 years, an expected volatility of 228% and a 0% dividend yield.

Warrant activity for the two years ended December 31, 2020 is as follows:

	Warrants Outstanding	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2018	76	$2,636.00
Assumed in recapitalization	900,000	2.00
Cancelled in recapitalization	(76)	2,636.00
Exchanged pursuant to recapitalization	(900,000)	2.00
Issued post-recapitalization	188,376	12.00
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2019	188,376	12.00
Issued	889,376	5.025
Cancelled pursuant to modification	(191,814)	12.00
Reissued pursuant to modification	575,440	4.00
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2020	1,461,377	$4.60

All warrants are exercisable at December 31, 2020. The weighted average remaining life of the warrants is 2.78 years at December 31, 2020.